CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (24,056,359)	$ (246,527,916)	$ (12,618,254)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for (reversal of) doubtful accounts	(169,731)	4,951,593	3,067,349
Depreciation and amortization	4,163,497	7,772,392	10,875,940
Impairment loss on intangible assets and goodwill		178,814,411
Loss on disposal of fixed assets	120,763	169,484	3,162
Gain on disposal of equity interest in subsidiaries	(1,309)		(175,903)
Share of (profits) losses from equity method investees	76,412	(45,509)	(230,280)
Share-based compensation	842,290	668,654	817,673
Finance cost on consideration payable	2,149,903	5,993,145	368,682
Deferred tax	303,158	(7,673,154)	(956,260)
Changes in operating assets and liabilities:
Accounts receivable	(1,295,946)	25,091,818	(16,512,238)
Amounts due from related parties	(158,835)	359,519	505,073
Prepaid expenses and other current assets	8,036,598	10,213,637	(10,328,029)
Placement of restricted bank balances	(492,142)
Accounts payable	(2,135,965)	(8,536,087)	2,364,875
Accrued expenses and other current liabilities	3,804,911	1,250,684	5,791,432
Amounts due to related parties	(207,932)	401,228	(407,954)
Income tax payable	26,057	(94,836)	(182,326)
Net cash used in operating activities	(8,994,630)	(27,190,937)	(17,617,058)
Cash flows from investing activities:
Settlements of consideration payable			(1,321,189)
Acquisitions of fixed assets	(1,533,617)	(1,801,722)	(2,300,424)
Proceeds from the disposal of fixed assets	74,931
Acquisitions of intangible assets	(91,615)	(109,065)
Withdrawal (placement) of restricted cash	2,500,000	(11,204,082)	68,831,080
Investment in an equity method investee	(160,382)
Investment in other investments			(157,423)
Net cash flow from disposal of equity interest in subsidiaries	1,309		72,580
Net cash provided by (used in) investing activities	790,626	(13,114,869)	65,124,624
Cash flows from financing activities:
Proceeds from bank loans	24,548,311	31,851,581	20,465,028
Repayment of bank loans	(7,487,235)	(43,484,471)	(123,812,507)
Proceeds from issuance of common shares			68,996,741
Proceeds from exercise of share options		39,000	92,840
Share repurchases			(1,877,565)
Net cash (used in) provided by financing activities	17,061,076	(11,593,890)	(36,135,463)
Effect of changes in exchange rate	1,079,906	602,448	1,726,190
Net increase (decrease) in cash and cash equivalents	9,936,978	(51,297,248)	13,098,293
Cash and cash equivalents at the beginning of the year	29,012,381	80,309,629	67,211,336
Cash and cash equivalents at the end of the year	38,949,359	29,012,381	80,309,629
Supplemental disclosure of cash flow information:
Income taxes paid	73,442	220,569	329,907
Interest paid	$ 1,836,787	$ 2,140,197	$ 4,347,895